RELATED PARTY DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2019
RELATED PARTY DISCLOSURES
Schedule of compensation for key management personnel

	Year ended	Year ended
	December 31, 2019	December 31, 2018
Compensation and benefits	$3,243	$1,624
Share-based compensation	1,955	423
Total compensation	$5,198	$2,047